CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Aerospace & Defense: 4.1%
135,000	Huntington Ingalls Industries, Inc.	$23,450,850
85,000	Teledyne Technologies, Inc. [1]	26,069,500
		49,520,350
Banks: 2.3%
250,026	First Republic Bank	28,122,925

Biotechnology: 2.0%
200,000	Neurocrine Biosciences, Inc. [1]	24,072,000

Building Products: 2.6%
120,012	Lennox International, Inc.	32,180,018

Capital Markets: 2.0%
350,027	Raymond James Financial, Inc.	24,319,876

Commercial Services & Supplies: 4.9%
100,014	Cintas Corp.	30,191,226
325,047	Copart, Inc. [1]	30,310,633
		60,501,859
Communications Equipment: 3.4%
700,000	Ciena Corp. [1]	41,657,000

Distributors: 2.9%
110,017	Pool Corp.	34,842,384

Electrical Equipment: 3.1%
240,042	Generac Holdings, Inc. [1]	37,825,818

Electronic Equipment, Instruments & Components: 5.0%
275,000	Keysight Technologies, Inc. [1]	27,469,750
120,000	Zebra Technologies Corp. - Class A [1]	33,690,000
		61,159,750
Entertainment: 2.7%
200,014	Take-Two Interactive Software, Inc. [1]	32,806,296

Equity Real Estate Investment Trusts: 2.4%
200,000	Sun Communities, Inc.	29,986,000

Food Products: 4.3%
300,037	Lamb Weston Holdings, Inc.	18,026,223
175,000	McCormick & Company, Inc. [3]	34,107,500
		52,133,723
Health Care Equipment & Supplies: 12.1%
85,010	The Cooper Companies, Inc.	24,051,879
165,000	ResMed, Inc.	33,414,150
175,000	STERIS PLC	27,935,250
200,000	Varian Medical Systems, Inc. [1]	28,544,000
125,000	West Pharmaceutical Services, Inc.	33,608,750
		147,554,029
Household Products: 2.8%
350,000	Church & Dwight Co., Inc.	33,715,500

Internet & Direct Marketing Retail: 3.2%
335,000	Etsy, Inc. [1]	39,657,300

IT Services: 4.6%
250,000	Akamai Technologies, Inc. [1]	28,110,000
350,000	Booz Allen Hamilton Holding Corp.	28,616,000
		56,726,000
Life Sciences Tools & Services: 5.7%
175,000	Charles River Laboratories International, Inc. [1]	34,823,250
37,504	Mettler-Toledo International, Inc. [1]	35,066,240
		69,889,490
Machinery: 2.5%
185,000	IDEX Corp.	30,491,700

Pharmaceuticals: 2.5%
500,000	Horizon Therapeutics PLC [1]	30,595,000

Semiconductors & Semiconductor Equipment: 8.7%
673,510	Diodes, Inc. [1]	34,652,090
145,020	Monolithic Power Systems, Inc.	38,431,750
230,027	Skyworks Solutions, Inc.	33,487,331
		106,571,171
Software: 9.5%
200,000	Fortinet, Inc. [1]	27,660,000
100,023	Paycom Software, Inc. [1]	28,443,541
231,451	Qualys, Inc. [1]	28,579,569
155,028	Synopsys, Inc. [1]	30,884,678
		115,567,788
Specialty Retail: 4.9%
135,016	Burlington Stores, Inc. [1]	25,383,008
400,000	Williams-Sonoma, Inc.	34,848,000
		60,231,008
Trading Companies & Distributors: 1.5%
540,000	HD Supply Holdings, Inc. [1]	18,954,000

TOTAL COMMON STOCKS
(Cost $779,272,771)		1,219,080,985

SHORT-TERM INVESTMENTS: 0.3%
Money Market Funds: 0.3%
3,371,350	First American Treasury Obligations Fund - Class X, 0.072% [2]	3,371,350
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,371,350)		3,371,350

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $782,644,121)		1,222,452,335
Liabilities in Excess of Other Assets: (0.0)% [4]		(415,425)
TOTAL NET ASSETS: 100.0%		$1,222,036,910

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2020.
[3]	Non-voting shares.
[4]	Does not round to 0.1% or (0.1)% as applicable.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,219,080,985	$-	$-	$1,219,080,985
Short-Term Investments	3,371,350	-	-	3,371,350
Total Investments in Securities	$1,222,452,335	$-	$-	$1,222,452,335